Going Concern (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Going Concern [Abstract]
Net loss	$ (1,055,775)	$ (3,347,906)
Working capital deficit	1,936,442
Net operation cash outflow	(1,300,827)	$ (1,309,380)
Accumulated deficit	$ (73,485,303)		$ (72,429,528)